Cover	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	PARANOVUS ENTERTAINMENT TECHNOLOGY LIMITED
Entity Central Index Key	0001751876
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Amendment Description	This amendment (the “Amendment”) to the Form 6-K of Paranovus Entertainment Technology Limited (the “Company”) filed on April 24, 2025 (the “Original 6-K”), is being furnished solely to correct the disclosure included in “Note 16 – Subsequent Event” in the accompanying footnotes to the unaudited condensed consolidated financial statements for the six months ended September 30, 2024 and 2023, which was previously furnished as part of the Exhibit 99.1 to the Original 6-K. Specifically, the corrections are to clarify that, on March 28, 2025, the Company withdrew a portion of its short-term investments amounted to $22,400,000, not $27,156,977. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, revise, update or restate the information presented in the Original 6-K or reflect any events that have occurred after the Original 6-K was originally filed.